Share Based Payment - Schedule of the Total Share-Based Payment Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of the Total Share-Based Payment Expense [Line Items]
2021 unvested awards (in Shares)		2,834
2025:
PSUs (in Shares)	15
Equity-settled RSUs (in Shares)	197
Compound RSUs (in Shares)	24
Total	$ 236	$ 2,834
Recognized as an expense (see note 9)	235	2,834
Classified within equity	212	2,834
Classified as a liability	$ 25